Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net income/(loss)	$ (2,238)	$ 492	$ (6,950)	$ (4,698)
Adjustments to reconcile net income/(loss) to net cash in operating activities
Depreciation and amortization	327	402	1,505	2,003
Amortization of debt discount	345	195	756	852
Stock-based compensation	64	71	284	273
Change in warrant liability	(197)	8	153	42
Deferred tax provision	40	63	(61)	(365)
Allowance for doubtful accounts	19	18		85
Increase in notes due to in-kind interest	22	25	86	102
Charge for lease termination	474
Warrants issued for services				36
ConeXus acquisition stock issuance expense			1,971
Impairment of intangible assets				1,065
Gain on settlement of debt and write-off of Broadcast International, Inc.		(866)	(872)	(1,008)
Changes to operating assets and liabilities:
Accounts receivable and unbilled revenues	596	2,155	(1,749)	(3,360)
Inventories	81	(153)	(266)	(503)
Prepaid expenses and other current assets	(285)	1	(862)	180
Other assets	23	(9)
Other non-current assets			(34)	65
Accounts payable	(489)	(759)	(390)	858
Deferred revenue	(114)	(64)	5,968	(460)
Accrued expenses	227	1,656	473	17
Deposits	29	(256)	641	606
Other non-current liabilities	(36)		2	104
Net cash provided by/(used) in operating activities	(1,112)	2,979	655	(4,106)
Investing activities
Purchases of property and equipment	(149)	(141)	(569)	(292)
Net cash used in investing activities	(149)	(141)	(569)	(292)
Financing activities
Proceeds from related party loans	1,000
Issuance of common stock			500	167
Issuance of loans payable and warrants, net of discount				4,510
Share repurchase and cancellation			(149)
Payments on debt		(786)	(786)	(288)
Net cash provided by/(used in) financing activities	1,000	(786)	(435)	4,389
Increase/(decrease) in Cash and Cash Equivalents	(261)	2,052	(349)	(9)
Cash and Cash Equivalents, beginning of period	1,003	1,352	1,352	1,361
Cash and Cash Equivalents, end of period	$ 742	$ 3,404	$ 1,003	$ 1,352